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                              NATIONS FUNDS TRUST
                      NATIONS LIFEGOAL(R) INCOME PORTFOLIO
                           INVESTOR A, B AND C SHARES
                               (THE "PORTFOLIO")

                         SUPPLEMENT DATED JUNE 30, 2005
               TO THE PROSPECTUS DATED AUGUST 1, 2004, AS AMENDED

     The prospectus for these share classes of the Fund is hereby supplemented to reflect the following:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

     The supplemental hypothetical investment information on the following pages provides additional information about the effect of the expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Portfolio assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Investor B Shares convert to Investor A Shares after eight years. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

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NATIONS LIFEGOAL INCOME PORTFOLIO -- INVESTOR A SHARES*

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.67%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,158.75              4.33%            $10,093.93      $  391.23
       2           10.25%            $10,666.69              8.85%            $10,530.99      $   69.09
       3           15.76%            $11,200.02             13.56%            $10,986.99      $   72.09
       4           21.55%            $11,760.02             18.48%            $11,462.72      $   75.21
       5           27.63%            $12,348.02             23.61%            $11,959.06      $   78.46
       6           34.01%            $12,965.43             28.96%            $12,476.89      $   81.86
       7           40.71%            $13,613.70             34.54%            $13,017.14      $   85.40
       8           47.75%            $14,294.38             40.37%            $13,580.78      $   89.10
       9           55.13%            $15,009.10             46.45%            $14,168.83      $   92.96
      10           62.89%            $15,759.56             52.79%            $14,782.34      $   96.99

  TOTAL GAIN BEFORE FEES & EXPENSES  $ 6,084.56

  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 5,107.34

  TOTAL ANNUAL FEES & EXPENSES PAID                                                           $1,132.39

 *THE YEAR ONE HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION SHOWN INCLUDE THE
  DOLLAR AMOUNT AND EFFECT OF ANY APPLICABLE FRONT-END SALES CHARGE OF THE PORTFOLIO.

NATIONS LIFEGOAL INCOME PORTFOLIO -- INVESTOR B SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.42%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.58%            $10,358.00      $  144.54
       2           10.25%            $11,025.00              7.29%            $10,728.82      $  149.72
       3           15.76%            $11,576.25             11.13%            $11,112.91      $  155.08
       4           21.55%            $12,155.06             15.11%            $11,510.75      $  160.63
       5           27.63%            $12,762.82             19.23%            $11,922.83      $  166.38
       6           34.01%            $13,400.96             23.50%            $12,349.67      $  172.33
       7           40.71%            $14,071.00             27.92%            $12,791.79      $  178.50
       8           47.75%            $14,774.55             32.50%            $13,249.74      $  184.89
       9           55.13%            $15,513.28             37.64%            $13,763.83      $  151.28
      10           62.89%            $16,288.95             42.98%            $14,297.86      $  157.15

  TOTAL GAIN BEFORE FEES & EXPENSES  $ 6,288.95

  TOTAL GAIN AFTER FEES & EXPENSES                                            $ 4,297.86

  TOTAL ANNUAL FEES & EXPENSES PAID                                                           $1,620.50

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NATIONS LIFEGOAL INCOME PORTFOLIO -- INVESTOR C SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.42%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.58%            $10,358.00      $  144.54
       2           10.25%            $11,025.00             7.29%            $10,728.82      $  149.72
       3           15.76%            $11,576.25            11.13%            $11,112.91      $  155.08
       4           21.55%            $12,155.06            15.11%            $11,510.75      $  160.63
       5           27.63%            $12,762.82            19.23%            $11,922.83      $  166.38
       6           34.01%            $13,400.96            23.50%            $12,349.67      $  172.33
       7           40.71%            $14,071.00            27.92%            $12,791.79      $  178.50
       8           47.75%            $14,774.55            32.50%            $13,249.74      $  184.89
       9           55.13%            $15,513.28            37.24%            $13,724.08      $  191.51
      10           62.89%            $16,288.95            42.15%            $14,215.40      $  198.37

  TOTAL GAIN BEFORE FEES & EXPENSES  $ 6,288.95

  TOTAL GAIN AFTER FEES & EXPENSES                                           $ 4,215.40

  TOTAL ANNUAL FEES & EXPENSES PAID                                                          $1,701.96

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